Financial liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
a)   Breakdown
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2024 and 31 December 2023, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2024			31-12-2023
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	52,261			50,589
Short Positions	29,653			26,174
Deposits	51,942	27,751	1,106,860	45,507	34,996	1,125,308
Central banks	11,057	1,605	34,097	7,808	1,209	48,782
Credit institutions	17,156	1,337	83,655	17,862	1,735	81,246
Customer	23,729	24,809	989,108	19,837	32,052	995,280
Debt instruments	—	6,726	305,136	—	5,371	303,208
Other financial liabilities	—	16	42,900	—	—	40,187
Total	133,856	34,493	1,454,896	122,270	40,367	1,468,703
b)   Information on issuances, repurchases or redemptions of debt instruments issued
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2024	31-12-2023
Bonds and debentures outstanding	239,696	231,880
Subordinated	32,111	30,529
Promissory notes and other securities	40,055	46,170
Total debt instruments issued	311,862	308,579
The detail, at 30 June 2024 and 2023, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2024 and 2023:

	EUR million
	30-06-2024
	Opening balance at 01-01-24	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-24
Bonds and debentures outstanding	231,880	(1,224)	41,185	(32,172)	27	239,696
Subordinated	30,529	—	3,908	(2,422)	96	32,111
Bonds and debentures outstanding and subordinated liabilities issued	262,409	(1,224)	45,093	(34,594)	123	271,807

	EUR million
	30-06-2023
	Opening balance at 01-01-23	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-23
Bonds and debentures outstanding	211,597	(1,467)	34,438	(28,534)	1,701	217,735
Subordinated	25,717	—	1,500	(36)	(317)	26,864
Bonds and debentures outstanding and subordinated liabilities issued	237,314	(1,467)	35,938	(28,570)	1,384	244,599
On 20 May 2024, Banco Santander, S.A., proceeded to partially redeem in advance the contingently convertible preferred shares with ISIN code XS1793250041, for a total nominal amount of 1,312.4 million euros and which are traded on the market of the Irish Stock Exchange “Global Exchange Market” (the 'PPCC'), leaving the amount in circulation at 187.6 million euros.
On 20 May 2024, Banco Santander, S.A. carried out a placement of preference shares contingently convertible into newly issued ordinary shares of the Bank (PPCC), for a nominal amount of 1,500 million euros. The Issuance has been made at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 7% annually for the first six years, being reviewed every five years thereafter by applying a margin of 443.2 basis points over the five-year mid-swap rate.
On 14 March 2024, Banco Santander, S.A. issued subordinated obligations for an amount of 1,250 million dollars (valued at 1,158 million euros) for a term of 10 years. The issuance was made at par and the issue coupon was set at 6.35% per year, payable bi-annually.
On 8 February 2024, Banco Santander, S.A., proceeded to prepay all of the contingently convertible Tier 1 preferred shares with ISIN code XS1951093894, for a total nominal amount of 1,200 million dollars (valued at 1,110 million euros). and that were traded on the Irish Stock Exchange “Global Exchange Market” (the 'PPCC').
On 22 January 2024, Banco Santander, S.A. issued subordinated bonds for an amount of 1,250 million euros for a term of 10 years and 3 months. The issue was carried out at 99.739% and the issue coupon was set at 5.00% per year for the first 5 years and 3 months, with an amortization option in April 2029, reviewing the coupon, in case of non-amortization, at a fixed rate equivalent to a margin of 250 points plus the 5-year Euro swap rate.
On 23 May 2023, Banco Santander, S.A. carried out an issue of subordinated bonds for an amount of EUR 1,500 million at a term of 10 years and 3 months. The issue coupon was fixed at 5.75% per year for the first 5 years and 3 months, with an option to redeem in August 2028, revising the coupon, in the event of non-amortization, even a margin of 285 points more the 5-year Euro Swap rate.
c)    Other issuances guaranteed by Grupo Santander
At 30 June 2024 and 2023, there were no debt instruments issued by associates or non-Group third parties (unrelated) that had been guaranteed by Banco Santander or any other Group entity.
d)   Fair value of financial liabilities not measured at fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2024 and 31 December 2023:

	EUR million
	30-06-2024		31-12-2023
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,106,860	1,105,646	1,125,308	1,124,373
Debt instruments	305,136	301,813	303,208	298,792
Liabilities	1,411,996	1,407,459	1,428,516	1,423,165
Additionally, other financial liabilities are accounted for EUR 42,900 million and EUR 40,187 million as of 30 June 2024 and 31 December 2023, respectively.
The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table are detailed in Note 51.c of the consolidated annual accounts for 2023, other than those mentioned in these interim financial statements.